UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3916

Name of Registrant:	Vanguard Specialized Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2008

Item 1:	Schedule of Investments

Vanguard Precious Metals Fund Schedule of Investments April 30, 2008
	Shares	Market Value ($000)

Common Stocks (99.6%)

Australia (11.1%)
Sims Group Ltd.	7,100,000	221,472
BlueScope Steel Ltd.	14,550,000	151,778
^ 1 Iluka Resources Ltd.	28,500,001	106,503
* ^ 1 St. Barbara Ltd.	92,000,000	61,063
^ Centennial Coal Co., Ltd.	8,940,870	38,324
* Tanami Gold NL	18,170,000	1,356
* MIL Resources, Ltd.	1,678,671	67
* Remote and Rural Communications Ltd.	15,955	0

		580,563

Canada (15.8%)
Barrick Gold Corp.	6,300,000	242,154
Harry Winston Diamond Corp.	7,500,000	222,222
Sherritt International Corp.	9,175,000	128,000
* 1 Centerra Gold Inc.	14,165,000	121,523
* 1 Franco-Nevada Corp.	4,950,000	87,980
1,2 Harry Winston Diamond Corp.	700,000	19,704
* 1 Claude Resources, Inc.	5,150,000	4,789

		826,372

France (17.6%)
Eramet SLN	760,252	677,996
Imerys SA	2,830,000	243,872

		921,868

Indonesia (0.3%)
PT International Nickel Indonesia Tbk	22,500,000	16,164

Norway (2.0%)
^ Norsk Hydro ASA	7,100,000	104,393

Papua New Guinea (0.0%)
* Bougainville Copper Ltd.	2,000,000	1,944

Peru (1.6%)
Compania de Minas Buenaventura S.A.u. ADR	1,350,000	84,469

South Africa (13.6%)
Impala Platinum Holdings Ltd. ADR	9,400,000	380,430
Anglo Platinum Ltd. ADR	1,550,000	247,203
Northam Platinum Ltd.	9,600,000	83,533

		711,166

United Kingdom (19.7%)
Lonmin PLC	7,625,000	466,636
Johnson Matthey PLC	8,750,000	346,379
* ^ 1 Peter Hambro Mining PLC	5,800,000	144,650
* Gem Diamond Ltd.	1,701,052	36,122
Hochschild Mining plc	3,650,000	26,989
* Kenmare Resources PLC	4,550,000	4,580
* Mwana Africa PLC	3,180,219	3,240
* Zambezi Resources Ltd.	4,895,833	800

		1,029,396

United States (17.9%)
CONSOL Energy, Inc.	3,030,000	245,309
Peabody Energy Corp.	3,300,000	201,729
FMC Corp.	2,450,000	153,811
Schnitzer Steel Industries, Inc. Class A	1,500,000	132,000
1 AMCOL International Corp.	3,100,000	92,070
1 Minerals Technologies, Inc.	1,336,514	90,535
* Patriot Coal Corp.	320,000	21,136

		936,590

Total Common Stocks
(Cost $2,997,402)		5,212,925
Precious Metals (0.1%)

* Platinum Bullion (In Ounces)	2,009	3,835

Total Precious Metals
(Cost $1,213)		3,835

Temporary Cash Investment (3.3%)

3 Vanguard Market Liquidity Fund, 2.304%
(Cost $172,118)	172,117,566	172,118

Total Investments (103.0%)
(Cost $3,170,733)		5,388,878

Other Assets and Liabilities - Net (-3.0%)		(156,971)

Net Assets (100%)		5,231,907

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of this security represented 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At April 30, 2008, the cost of investment securities for tax purposes was $3,200,607,000. Net unrealized appreciation of investment securities for tax purposes was $2,188,271,000, consisting of unrealized gains of $2,243,778,000 on securities that had risen in value since their purchase and $55,507,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

		Current Period Transactions

	January 31, 2008 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	April 30, 2008 Market Value ($000)

AMCOL International Corp.	63,752	14,196	-	448	92,070
Centennial Coal Co., Ltd.	49,955	-	27,076	-	NA(1)
Centerra Gold Inc.	214,440	-	-	-	121,523
Claude Resources, Inc.	6,747	-	-	-	4,790
Franco-Nevada Corp.	NA(2)	49,556	-	-	87,980
Harry Winston Diamond Corp.	178,714	6,648	-	316	222,222
Iluka Resources Ltd.	70,228	29,126	-	-	106,503
Minerals Technologies, Inc.	72,706	-	-	67	90,535
Peter Hambro Mining PLC	123,928	30,036	-	-	144,650
Sims Group Ltd.	182,990	-	-	3,629	NA(1)
St. Barbara Ltd.	53,465	15,461	-	-	61,063

	1,016,923			4,459	931,336

1 At April 30, 2008, the security is still held but the issuer is no longer an affiliated company of the fund. 2 At January 31, 2008, the issuer was not an affiliated company of the fund.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)	Precious Metals ($000)
Level 1- Quoted Prices	1,999,846	3,835
Level 2- Other Significant Observable Inputs	3,385,197	-
Level 3- Significant Unobservable Inputs	-	-
Total	5,385,043	3,835

Vanguard Health Care Fund Schedule of Investments April 30, 2008
	Shares	Market Value ($000)

Common Stocks (93.3%)

United States (67.0%)

Biotechnology (9.1%)
* Genzyme Corp.	6,219,340	437,531
* Amgen, Inc.	9,738,455	407,749
* Genentech, Inc.	5,050,000	344,410
* Millennium Pharmaceuticals, Inc.	10,841,300	269,623
* Gilead Sciences, Inc.	3,999,696	207,024
* 1 OSI Pharmaceuticals, Inc.	3,480,000	120,582
* Cephalon, Inc.	1,602,000	99,981
* Biogen Idec Inc.	1,207,300	73,271
* Vertex Pharmaceuticals, Inc.	2,643,800	67,470
* ^ Amylin Pharmaceuticals, Inc.	2,057,200	56,738
* PDL BioPharma Inc.	830,500	11,012
* Human Genome Sciences, Inc.	938,500	6,147

		2,101,538

Chemicals (1.1%)
Sigma-Aldrich Corp.	4,300,000	245,186

Food & Staples Retailing (1.7%)
Walgreen Co.	11,450,000	399,033

Health Care Equipment & Supplies (9.5%)
Medtronic, Inc.	12,014,900	584,885
Becton, Dickinson & Co.	5,900,000	527,460
* St. Jude Medical, Inc.	9,110,900	398,875
Baxter International, Inc.	4,700,000	292,904
Beckman Coulter, Inc.	2,776,600	189,642
DENTSPLY International Inc.	2,585,400	100,496
* Hospira, Inc.	1,695,070	69,752
STERIS Corp.	850,000	23,554

		2,187,568

Health Care Providers & Services (15.0%)
McKesson Corp.	13,600,000	708,832
Cardinal Health, Inc.	7,247,085	377,356
* Humana Inc.	7,533,000	360,002
* WellPoint Inc.	6,702,400	333,444
UnitedHealth Group Inc.	8,261,000	269,556
Quest Diagnostics, Inc.	5,335,400	267,730
CIGNA Corp.	5,700,000	243,447
* Laboratory Corp. of America Holdings	2,567,360	194,144
* Coventry Health Care Inc.	4,221,500	188,828
Universal Health Services Class B	2,360,400	147,855
* 1 Health Management Associates Class A	15,756,900	112,347
1 Owens & Minor, Inc. Holding Co.	2,100,000	95,172
* Health Net Inc.	3,200,000	93,728
Aetna Inc.	600,000	26,160
* WellCare Health Plans Inc.	500,000	21,890
* DaVita, Inc.	204,600	10,723

		3,451,214

Heath Care Technology (1.8%)
IMS Health, Inc.	8,547,400	211,548
* 1 Cerner Corp.	4,200,000	194,334

		405,882

Household Products (0.5%)
Colgate-Palmolive Co.	1,200,000	84,840
Kimberly-Clark Corp.	376,300	24,079

		108,919

Life Science Tools & Services (0.3%)
* PAREXEL International Corp.	2,640,400	67,066

Machinery (0.4%)
Pall Corp.	2,404,600	83,608

Pharmaceuticals (27.6%)
Eli Lilly & Co.	23,679,900	1,139,950
Schering-Plough Corp.	58,754,300	1,081,667
* 1 Forest Laboratories, Inc.	30,133,000	1,045,916
Abbott Laboratories	13,300,000	701,575
Merck & Co., Inc.	14,691,200	558,853
Wyeth	9,729,800	432,684
Bristol-Myers Squibb Co.	15,100,000	331,747
Pfizer Inc.	13,911,570	279,762
Allergan, Inc.	4,100,000	231,117
1 Perrigo Co.	4,550,000	186,505
Johnson & Johnson	2,300,000	154,307
* Sepracor Inc.	4,175,400	89,980
* Watson Pharmaceuticals, Inc.	2,100,000	65,184
* Barr Pharmaceuticals Inc.	900,000	45,207

		6,344,454

Total United States		15,394,468

International (26.3%)

Belgium (0.6%)
^ UCB SA	3,123,593	134,349

Denmark (0.3%)
Novo Nordisk A/S B Shares	900,000	61,576

France (3.8%)
Sanofi-Aventis	10,407,991	802,260
Ipsen Promesses	1,300,000	79,444

		881,704

Germany (1.1%)
^ Bayer AG	2,594,656	219,702
Fresenius Medical Care AG	611,950	32,297

		251,999

Ireland (0.2%)
* Elan Corp. PLC ADR	1,620,000	42,590

Japan (10.1%)
Astellas Pharma Inc.	14,265,700	587,239
Takeda Pharmaceutical Co. Ltd.	10,449,900	552,497
Daiichi Sankyo Co., Ltd.	13,404,300	369,345
Eisai Co., Ltd.	9,853,700	349,077
Shionogi & Co., Ltd.	9,776,000	188,808
Chugai Pharmaceutical Co., Ltd.	9,207,600	128,968
Tanabe Seiyaku Co., Ltd.	6,850,000	82,102
Ono Pharmaceutical Co., Ltd.	1,012,200	53,727
Olympus Corp.	400,000	13,168
Terumo Corp.	200,000	9,900

		2,334,831

Switzerland (6.5%)
Roche Holdings AG	5,523,977	914,087
Novartis AG (Registered)	11,419,880	575,621

		1,489,708

United Kingdom (3.7%)
AstraZeneca Group PLC	15,081,500	632,694
AstraZeneca Group PLC ADR	3,496,672	146,790
GlaxoSmithKline PLC ADR	1,642,381	72,445

		851,929

Total International		6,048,686

Total Common Stocks
(Cost $15,119,170)		21,443,154

Temporary Cash Investments (8.1%)

Money Market Fund (1.5%)
2 Vanguard Market Liquidity Fund, 2.304%	340,489,153	340,489

	Face
	Amount
	($000)

Commercial Paper (1.7%)
General Electric Capital Corp.
2.627%, 7/23/08	200,000	198,643
General Electric Capital Corp.
2.411%, 6/5/08	200,000	199,450

		398,093

Repurchase Agreements (4.9%)
Bank of America Securities, LLC
1.980%, 5/1/2008 (Dated 4/30/2008,	260,100	260,100
Repurchase Value $260,114,000,
collateralized by Federal National Mortgage Assn. 5.000%-6.000%, 06/01/22-06/01/37)
Deutsche Bank Securities, Inc
2.000%, 5/1/2008 (Dated 4/30/2008,	854,900	854,900
Repurchase Value $854,947,000,
collateralized by Federal Home Loan Mortgage Corp. 4.500%-7.000%, 08/01/18-4/01/38)

		1,115,000

Total Temporary Cash Investments
(Cost $1,853,819)		1,853,582

Total Investments (101.4%)
(Cost $16,972,989)		23,296,736

Other Assets and Liabilities - Net (-1.4%)		(326,680)

Net Assets (100%)		22,970,056

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2008, the cost of investment securities for tax purposes was $16,972,989,000. Net unrealized appreciation of investment securities for tax purposes was $6,323,747,000, consisting of unrealized gains of $7,268,953,000 on securities that had risen in value since their purchase and $945,206,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

		Current Period Transactions

	January 31, 2008 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	April 30, 2008 Market Value ($000)

Cerner Corp.	209,600	9,543	-	-	194,334
Forest Laboratories, Inc.	1,163,921	36,210	5,343	-	1,045,916
Health Management Associates Class A	84,930	-	-	-	112,347
OSI Pharmaceuticals, Inc.	138,782	-	-	-	120,582
Owens & Minor, Inc. Holding Co.	86,772	-	-	420	95,172
Perrigo Co.	151,116	-	13,600	245	186,505

	1,835,121			665	1,754,856

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted Prices	15,996,782
Level 2- Other Significant Observable Inputs	7,299,954
Level 3- Significant Unobservable Inputs	-
Total	23,296,736

Vanguard Energy Fund Schedule of Investments April 30, 2008
	Shares	Market Value ($000)
Common Stocks (94.2%)

United States (48.7%)

Energy Equipment & Services (13.9%)
Oil & Gas Drilling (2.7%)
* Transocean, Inc.	2,042,364	301,167
* Nabors Industries, Inc.	2,053,400	77,085
Noble Corp.	172,472	9,707
ENSCO International, Inc.	123,314	7,859
* Pride International, Inc.	170,300	7,229
Patterson-UTI Energy, Inc.	209,000	5,839
Rowan Cos., Inc.	138,400	5,396
Diamond Offshore Drilling, Inc.	31,200	3,913
Oil & Gas Equipment & Services (11.2%)
* Weatherford International Ltd.	7,074,412	570,693
Schlumberger Ltd.	5,013,064	504,064
Baker Hughes, Inc.	4,925,611	398,383
Halliburton Co.	5,471,532	251,198
* National Oilwell Varco Inc.	191,517	13,109
Smith International, Inc.	34,600	2,647
* FMC Technologies Inc.	12,200	820
* Cameron International Corp.	10,400	512

		2,159,621

Gas Utilities (2.0%)
Equitable Resources, Inc.	2,851,800	189,274
Questar Corp.	2,002,500	124,215

		313,489

Oil, Gas & Consumable Fuels (32.8%)
Coal & Consumable Fuels (3.3%)
CONSOL Energy, Inc.	4,367,800	353,617
Peabody Energy Corp.	2,639,000	161,322
Massey Energy Co.	38,900	2,036
Arch Coal, Inc.	4,300	247
Integrated Oil & Gas (18.9%)
ExxonMobil Corp.	9,807,831	912,815
Chevron Corp.	6,267,035	602,575
ConocoPhillips Co.	6,319,109	544,391
Occidental Petroleum Corp.	4,961,401	412,838
Marathon Oil Corp.	5,153,091	234,826
Hess Corp.	2,083,889	221,309
Murphy Oil Corp.	84,400	7,625
Oil & Gas Exploration & Production (9.0%)
EOG Resources, Inc.	3,357,136	438,039
Noble Energy, Inc.	2,851,000	248,037
Devon Energy Corp.	1,833,976	207,973
Cabot Oil & Gas Corp.	3,037,000	173,018
XTO Energy, Inc.	2,400,477	148,494
* Newfield Exploration Co.	2,384,700	144,894
Apache Corp.	130,770	17,612
Pioneer Natural Resources Co.	120,900	6,979
Cimarex Energy Co.	102,300	6,373
Chesapeake Energy Corp.	91,618	4,737
Anadarko Petroleum Corp.	65,660	4,370
* Denbury Resources, Inc.	55,100	1,684
* Plains Exploration & Production Co.	3,200	199
Oil & Gas Refining & Marketing (1.2%)
Valero Energy Corp.	3,721,151	181,778
Sunoco, Inc.	123,500	5,732
Oil & Gas Storage & Transportation (0.4%)
Williams Cos., Inc.	1,662,582	59,022
Spectra Energy Corp.	19,468	481

		5,103,023

Total United States		7,576,133

International (45.5%)

Argentina (0.0%)
Petrobras Energia Participaciones SA ADR	490,448	5,939
Tenaris SA ADR	1,800	95

		6,034

Australia (4.2%)
BHP Billiton Ltd. ADR	5,800,000	467,828
Woodside Petroleum Ltd. ADR	3,331,600	175,076
WorleyParsons Ltd.	149,074	5,451
Santos Ltd.	324,217	4,870
Woodside Petroleum Ltd.	28,698	1,511

		654,736

Austria (0.9%)
OMV AG	1,889,140	141,894

Brazil (3.7%)
Petroleo Brasileiro SA ADR	4,281,700	519,884
Petroleo Brasileiro SA Pfd.	1,067,920	27,331
Petroleo Brasileiro SA	797,042	24,508

		571,723

Canada (10.7%)
Canadian Natural Resources Ltd. (New York Shares)	4,656,200	395,777
Suncor Energy, Inc. (New York Shares)	2,723,700	306,934
EnCana Corp. (New York Shares)	3,240,700	261,881
Canadian Oil Sands Trust	4,221,175	189,578
Petro-Canada (New York Shares)	3,337,000	167,250
Husky Energy Inc.	3,079,900	139,086
Talisman Energy, Inc.	6,173,631	124,870
Canadian Natural Resources Ltd.	212,239	18,029
Petro-Canada	246,250	12,338
Canadian Oil Sands Trust (New York Shares)	251,200	11,282
EnCana Corp.	138,239	11,153
Nexen Inc.	292,200	10,126
Suncor Energy, Inc.	75,376	8,506
Addax Petroleum Corp.	123,400	5,499
TransCanada Corp.	19,196	703

		1,663,012

China (0.1%)
China Petroleum & Chemical Corp.	9,526,000	10,235
PetroChina Co. Ltd.	1,464,000	2,200

		12,435

France (3.6%)
Total SA ADR	6,098,100	512,240
Total SA	516,723	43,284

		555,524

Hong Kong (0.0%)
CNOOC Ltd.	1,037,717	1,842
CNPC Hong Kong Ltd.	2,980,000	1,432

		3,274

Hungary (0.0%)
MOL Hungarian Oil and Gas Nyrt.	27,500	3,920

India (0.1%)
1 Oil and Natural Gas Corp. Ltd. Warrants Exp. 7/14/08	351,450	8,948
Oil and Natural Gas Corp. Ltd.	245,553	6,268
* Reliance Industries Ltd.	94,200	6,078

		21,294

Indonesia (0.1%)
PT Bumi Resources Tbk	11,650,000	8,391

Italy (2.0%)
Eni SpA ADR	3,551,850	273,563
Eni SpA	841,771	32,399

		305,962

Japan (0.0%)
Inpex Holdings, Inc.	58	651

Netherlands (0.9%)
Fugro NV	1,505,610	133,811

Norway (3.2%)
SeaDrill Ltd.	8,453,000	254,610
Statoil ASA ADR	6,577,900	237,923
StatoilHydro ASA	188,360	6,776

		499,309

Poland (0.0%)
Polski Koncern Naftowy SA	374,500	7,074

Russia (4.3%)
OAO Gazprom Sponsored ADR	7,002,622	370,521
LUKOIL ADR	2,836,000	254,846
OAO Gazprom Sponsored ADR	684,929	36,241
LUKOIL Sponsored ADR	95,000	8,537

		670,145

South Africa (0.1%)
Sasol Ltd.	261,774	14,845

South Korea (0.7%)
Hyundai Heavy Industries Co., Inc.	268,654	95,417
SK Energy Co., Ltd.	57,200	6,985

		102,402

Spain (1.5%)
Repsol YPF SA ADR	5,599,500	227,172
Repsol YPF SA	136,079	5,498

		232,670

Thailand (0.1%)
* PTT Public Co. Ltd. (Foreign)	662,300	6,976
* IRPC Public Co. Ltd. (Local)	5,444,600	995
* PTT Public Co. Ltd. (Local)	39,800	419
* PTT Exploration and Production Public Co. Ltd. (Local)	48,600	255
Banpu Public Co. Ltd. (Foreign)	16,500	230

		8,875

Turkey (0.0%)
Tupras-Turkiye Petrol Rafinerileri A.S.	233,553	6,258

United Kingdom (9.3%)
BG Group PLC	18,740,534	457,367
BP PLC ADR	4,455,800	324,338
Royal Dutch Shell PLC ADR Class B	3,920,726	312,482
Royal Dutch Shell PLC ADR Class A	2,768,500	222,338
BP PLC	4,550,527	55,142
Royal Dutch Shell PLC Class A	982,055	39,472
Royal Dutch Shell PLC Class B	832,422	33,169
Royal Dutch Shell PLC Class A (Amsterdam Shares)	117,600	4,713

		1,449,021

Total International		7,073,260

Total Common Stocks
(Cost $6,375,615)		14,649,393

Temporary Cash Investments (5.8%)

Money Market Fund (2.3%)
2 Vanguard Market Liquidity Fund, 2.304%	352,246,683	352,247

	Face
	Amount
	($000)

Repurchase Agreements (3.4%)
Deutsche Bank Securities, Inc.
2.000%, 5/1/08 (Dated 4/30/08, Repurchase Value
$525,429,000, collateralized by Federal Home Loan
Mortgage Corp. 4.500%-7.000%, 1/1/33-4/1/38)	525,400	525,400

U.S. Agency Obligations (0.1%)
3 Federal Home Loan Mortgage Corp.
4 2.114%, 7/21/08	15,000	14,932
4 2.158%, 8/25/08	5,000	4,967
3 Federal National Mortgage Assn.
4 2.124%, 8/1/08	200	199

		20,098

Total Temporary Cash Investments
(Cost $897,740)		897,745

Total Investments (100.0%)
(Cost $7,273,355)		15,547,138

Other Assets and Liabilities-Net (0.0%)		(4,642)

Net Assets (100%)		15,542,496

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
4 Securities with a value of $20,098,000 have been segregated as initial margin for open futures contracts.
ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2008, the cost of investment securities for tax purposes was $7,273,355,000. Net unrealized appreciation of investment securities for tax purposes was $8,273,783,000, consisting of unrealized gains of $8,310,065,000 on securities that had risen in value since their purchase and $36,282,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.6% and 3.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At April 30, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	2,863	198,406	2,086
S&P 500 Index	476	164,934	8,395

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund’s net assets as of April 30, 2008:

Valuation Inputs	Investments in ($000)	Futures Contracts ($000)
Level 1- Quoted Prices	12,919,776	10,481
Level 2- Other Significant Observable Inputs	2,627,362	-
Level 3- Significant Unobservable Inputs	-	-
Total	15,547,138	10,481

Vanguard REIT Index Fund Schedule of Investments April 30, 2008
	Shares	Market Value ($000)

Real Estate Investment Trusts (97.9%)

Diversified REITs (7.8%)
Vornado Realty Trust REIT	5,110,415	475,729
Liberty Property Trust REIT	3,413,489	119,575
Washington REIT	1,740,144	61,827
Colonial Properties Trust REIT	1,666,308	40,375
^ Cousins Properties, Inc. REIT	1,450,352	36,853
PS Business Parks, Inc. REIT	597,067	34,176
Gramercy Capital Corp. REIT	1,597,471	30,352
Investors Real Estate Trust REIT	2,070,261	21,117
CapLease, Inc. REIT	1,655,861	13,760

		833,764

Industrial REITs (9.3%)
ProLogis REIT	9,603,765	601,292
AMB Property Corp. REIT	3,693,186	213,281
DCT Industrial Trust Inc. REIT	6,281,072	62,811
^ First Industrial Realty Trust REIT	1,665,976	50,329
EastGroup Properties, Inc. REIT	887,974	42,365
First Potomac REIT	905,424	15,383

		985,461

Office REITs (15.6%)
Boston Properties, Inc. REIT	4,447,581	446,937
SL Green Realty Corp. REIT	2,208,850	204,981
Duke Realty Corp. REIT	5,429,654	132,592
Alexandria Real Estate Equities, Inc. REIT	1,188,754	124,855
Mack-Cali Realty Corp. REIT	2,532,493	98,818
Digital Realty Trust, Inc. REIT	2,294,239	88,902
Douglas Emmett, Inc. REIT	3,276,683	77,854
Highwood Properties, Inc. REIT	2,024,902	70,953
BioMed Realty Trust, Inc. REIT	2,657,750	69,101
Kilroy Realty Corp. REIT	1,221,865	63,928
Corporate Office Properties Trust, Inc. REIT	1,677,909	62,586
HRPT Properties Trust REIT	8,406,705	58,258
Brandywine Realty Trust REIT	3,076,560	53,686
^ Franklin Street Properties Corp. REIT	2,234,133	32,998
^ Lexington Realty Trust REIT	2,255,708	32,482
Parkway Properties Inc. REIT	576,376	22,859
^ Maguire Properties, Inc. REIT	1,407,688	22,664

		1,664,454

Residential REITs (14.8%)
Equity Residential REIT	10,108,352	419,699
Avalonbay Communities, Inc. REIT	2,936,766	292,942
Apartment Investment & Management Co. Class A REIT	3,564,411	131,812
UDR, Inc. REIT	5,003,555	126,490
Essex Property Trust, Inc. REIT	939,074	111,750
Camden Property Trust REIT	2,071,333	109,594
BRE Properties Inc. Class A REIT	1,893,639	90,800
Home Properties, Inc. REIT	1,244,646	65,431
Post Properties, Inc. REIT	1,629,900	59,817
Mid-America Apartment Communities, Inc. REIT	906,111	47,571
Equity Lifestyle Properties, Inc. REIT	862,948	42,664
American Campus Communities, Inc. REIT	1,188,079	36,272
Education Realty Trust, Inc. REIT	1,064,383	14,199
GMH Communities Trust REIT	1,476,268	13,936
^ Sun Communities, Inc. REIT	647,397	12,592

		1,575,569

Retail REITs (28.3%)
Simon Property Group, Inc. REIT	8,315,907	830,426
Kimco Realty Corp. REIT	8,481,557	338,499
General Growth Properties Inc. REIT	8,183,034	335,177
The Macerich Co. REIT	2,704,270	197,763
Developers Diversified Realty Corp. REIT	4,581,681	196,783
Regency Centers Corp. REIT	2,596,066	185,800
Federal Realty Investment Trust REIT	2,111,690	173,475
Taubman Co. REIT	1,961,947	111,184
Weingarten Realty Investors REIT	2,855,652	105,345
^ Realty Income Corp. REIT	3,769,140	99,166
National Retail Properties REIT	2,680,924	61,420
CBL & Associates Properties, Inc. REIT	2,327,954	57,012
^ Tanger Factory Outlet Centers, Inc. REIT	1,167,787	47,109
Inland Real Estate Corp. REIT	2,321,975	37,500
Pennsylvania REIT	1,452,505	36,574
Equity One, Inc. REIT	1,377,697	34,029
Acadia Realty Trust REIT	1,139,772	29,224
* Alexander's, Inc. REIT	75,255	26,813
Cedar Shopping Centers, Inc. REIT	1,649,563	20,620
Saul Centers, Inc. REIT	397,057	19,813
^ Glimcher Realty Trust REIT	1,405,172	16,862
Ramco-Gershenson Properties Trust REIT	689,589	15,495
Kite Realty Group Trust REIT	1,081,968	14,693
Getty Realty Holding Corp. REIT	647,304	11,723
Urstadt Biddle Properties Class A REIT	675,693	11,399
Urstadt Biddle Properties REIT	26,988	467

		3,014,371

Specialized REITs (22.1%)
Public Storage, Inc. REIT	4,770,378	432,673
Host Hotels & Resorts Inc. REIT	19,481,210	335,077
HCP, Inc. REIT	8,741,193	312,061
Ventas, Inc. REIT	4,978,080	241,736
Health Care Inc. REIT	3,039,179	147,248
Nationwide Health Properties, Inc. REIT	3,465,820	124,839
Hospitality Properties Trust REIT	3,501,283	112,496
Senior Housing Properties Trust REIT	3,516,297	84,215
Entertainment Properties Trust REIT	1,130,277	60,312
Healthcare Realty Trust Inc. REIT	1,889,992	53,543
LaSalle Hotel Properties REIT	1,495,153	47,950
Omega Healthcare Investors, Inc. REIT	2,536,049	44,381
DiamondRock Hospitality Co. REIT	3,355,984	42,789
Sunstone Hotel Investors, Inc. REIT	2,212,981	41,338
Strategic Hotels and Resorts, Inc. REIT	2,772,703	39,955
Extra Space Storage Inc. REIT	2,313,297	38,933
Sovran Self Storage, Inc. REIT	807,561	36,098
Medical Properties Trust Inc. REIT	2,413,164	29,320
FelCor Lodging Trust, Inc. REIT	2,212,027	27,849
National Health Investors REIT	879,619	26,908
Ashford Hospitality Trust REIT	4,348,544	25,178
U-Store-It Trust REIT	1,829,058	22,077
LTC Properties, Inc. REIT	684,423	18,637
Universal Health Realty Income REIT	419,942	14,085

		2,359,698

Total Real Estate Investment Trusts
(Cost $8,592,946)		10,433,317

Temporary Cash Investment (2.9%)

1 Vanguard Market Liquidity Fund, 2.304%	310,766,282	310,766
(Cost $310,766)
Total Investments (100.8%)
(Cost $8,903,712)		10,744,083

Other Assets and Liabilities - Net (-0.8%)		(90,296)

Net Assets (100%)		10,653,787

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT - Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At April 30, 2008, the cost of investment securities for tax purposes was $8,903,712,000. Net unrealized appreciation of investment securities for tax purposes was $1,840,371,000, consisting of unrealized gains of $2,174,421,000 on securities that had risen in value since their purchase and $334,050,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Vanguard Dividend Growth Fund Schedule of Investments April 30, 2008
	Shares	Market Value ($000)

Common Stocks (97.9%)

Consumer Discretionary (10.2%)
Staples, Inc.	1,539,900	33,416
NIKE, Inc. Class B	411,500	27,488
The Walt Disney Co.	735,500	23,852
Carnival Corp.	521,000	20,929
Toyota Motor Corp. ADR	187,800	19,062
McDonald's Corp.	300,300	17,892

		142,639

Consumer Staples (17.3%)
Wal-Mart Stores, Inc.	563,600	32,677
The Procter & Gamble Co.	466,600	31,286
PepsiCo, Inc.	454,300	31,133
Sysco Corp.	866,700	26,495
Walgreen Co.	680,000	23,698
The Coca-Cola Co.	373,000	21,959
Kimberly-Clark Corp.	320,300	20,496
Anheuser-Busch Cos., Inc.	387,000	19,040
General Mills, Inc.	304,800	18,410
Altria Group, Inc.	906,500	18,130

		243,324

Energy (13.6%)
Total SA ADR	615,800	51,727
ExxonMobil Corp.	452,300	42,096
Chevron Corp.	401,200	38,575
ConocoPhillips Co.	393,800	33,926
Schlumberger Ltd.	236,200	23,750

		190,074

Financials (7.8%)
American Express Co.	612,800	29,427
ACE Ltd.	478,200	28,831
State Street Corp.	319,300	23,034
Prudential Financial, Inc.	274,800	20,805
American International Group, Inc.	148,100	6,842

		108,939

Health Care (14.4%)
Medtronic, Inc.	747,500	36,388
Johnson & Johnson	404,300	27,124
AstraZeneca Group PLC ADR	627,400	26,338
Eli Lilly & Co.	506,200	24,368
Abbott Laboratories	450,800	23,780
Cardinal Health, Inc.	445,500	23,197
Schering-Plough Corp.	1,126,300	20,735
Wyeth	463,300	20,603

		202,533

Industrials (15.5%)
The Boeing Co.	414,300	35,158
United Parcel Service, Inc.	437,800	31,701
General Electric Co.	885,100	28,943
Lockheed Martin Corp.	227,700	24,145
Honeywell International Inc.	398,700	23,683
Caterpillar, Inc.	248,900	20,380
Emerson Electric Co.	374,500	19,571
United Technologies Corp.	257,600	18,668
Illinois Tool Works, Inc.	278,400	14,558

		216,807

Information Technology (13.8%)
Automatic Data Processing, Inc.	1,106,700	48,916
Paychex, Inc.	916,900	33,348
Accenture Ltd.	828,600	31,114
International Business Machines Corp.	235,600	28,437
Microsoft Corp.	970,700	27,684
Linear Technology Corp.	442,600	15,473
Nokia Corp. ADR	267,600	8,047

		193,019

Materials (1.9%)
Praxair, Inc.	299,100	27,311

Telecommunication Services (2.4%)
AT&T Inc.	870,400	33,693

Utilities (1.0%)
Dominion Resources, Inc.	321,400	13,946

Total Common Stocks
(Cost $1,164,524)		1,372,285

	Face
	Amount
	($000)

Temporary Cash Investment (2.1%)

Repurchase Agreement
UBS Securities LLC
1.980%, 5/1/08 (Dated 4/30/08, Repurchase
Value $30,102,000 collateralized by Federal
National Mortgage Assn. 4.000%-8.000%,
2/1/09-9/1/47) (Cost $30,100)	30,100	30,100

Total Investments (100.0%)
(Cost $1,194,624)		1,402,385

Other Assets and Liabilities-Net (0.0%)		(465)

Net Assets (100%)		1,401,920

ADR - American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At April 30, 2008, the cost of investment securities for tax purposes was $1,194,624,000. Net unrealized appreciation of investment securities for tax purposes was $207,761,000, consisting of unrealized gains of $239,385,000 on securities that had risen in value since their purchase and $31,624,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

        Level 1-- quoted prices in active markets for identical securities.

        Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of April 30, 2008:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted Prices	1,372,285
Level 2- Other Significant Observable Inputs	30,100
Level 3- Significant Unobservable Inputs	-
Total	1,402,385

Vanguard Dividend Appreciation Index Fund Schedule of Investments April 30, 2008
	Shares	Market Value ($000)

Common Stocks (100.0%)

Consumer Discretionary (9.1%)
McDonald's Corp.	303,779	18,099
Home Depot, Inc.	338,589	9,751
Target Corp.	174,094	9,250
Lowe's Cos., Inc.	283,784	7,149
Johnson Controls, Inc.	138,407	4,880
The McGraw-Hill Cos., Inc.	76,508	3,136
TJX Cos., Inc.	87,221	2,810
Harley-Davidson, Inc.	62,805	2,402
Nordstrom, Inc.	49,376	1,741
Genuine Parts Co.	40,545	1,722
VF Corp.	21,975	1,635
Sherwin-Williams Co.	28,969	1,603
Gannett Co., Inc.	53,676	1,536
H & R Block, Inc.	69,858	1,528
Ross Stores, Inc.	26,697	894
The Stanley Works	17,554	847
Family Dollar Stores, Inc.	30,808	659
John Wiley & Sons Class A	11,802	543
^ Polaris Industries, Inc.	8,475	395
Wolverine World Wide, Inc.	12,932	372
Meredith Corp.	9,988	324
Matthews International Corp.	6,508	322
Harte-Hanks, Inc.	17,818	243

		71,841

Consumer Staples (23.8%)
Wal-Mart Stores, Inc.	626,832	36,344
The Procter & Gamble Co.	474,949	31,845
The Coca-Cola Co.	524,708	30,890
PepsiCo, Inc.	393,843	26,990
Anheuser-Busch Cos., Inc.	179,686	8,840
Colgate-Palmolive Co.	118,774	8,397
Walgreen Co.	240,546	8,383
Archer-Daniels-Midland Co.	153,723	6,773
Kimberly-Clark Corp.	99,204	6,348
Sysco Corp.	148,912	4,552
Avon Products, Inc.	108,429	4,231
Wm. Wrigley Jr. Co.	47,924	3,650
SuperValu Inc.	58,709	1,943
The Clorox Co.	32,908	1,744
The Hershey Co.	39,441	1,474
Hormel Foods Corp.	31,416	1,238
Brown-Forman Corp. Class B	16,824	1,144
McCormick & Co., Inc.	27,911	1,055
Church & Dwight, Inc.	15,143	860
Universal Corp. (VA)	6,200	398
Lancaster Colony Corp.	7,528	287
Tootsie Roll Industries, Inc.	8,817	215

		187,601

Energy (9.0%)
Chevron Corp.	371,972	35,765
ExxonMobil Corp.	361,094	33,607
Helmerich & Payne, Inc.	24,257	1,304
Holly Corp.	12,470	517

		71,193

Financials (12.9%)
American International Group, Inc.	541,544	25,019
AFLAC Inc.	108,622	7,242
The Allstate Corp.	126,224	6,357
State Street Corp.	86,781	6,260
Franklin Resources Corp.	60,255	5,733
Lehman Brothers Holdings, Inc.	123,115	5,447
The Hartford Financial Services Group Inc.	76,306	5,438
The Chubb Corp.	91,061	4,824
T. Rowe Price Group Inc.	67,318	3,942
Northern Trust Corp.	51,891	3,846
Lincoln National Corp.	63,347	3,406
M & T Bank Corp.	21,864	2,038
Legg Mason Inc.	30,047	1,811
Synovus Financial Corp.	141,071	1,670
Cincinnati Financial Corp.	37,771	1,356
Eaton Vance Corp.	32,597	1,193
SEI Investments Co.	48,131	1,120
Transatlantic Holdings, Inc.	15,764	1,022
Wesco Financial Corp.	1,686	730
Forest City Enterprise Class A	19,640	726
Commerce Bancshares, Inc.	16,315	710
Protective Life Corp.	16,177	689
Cullen/Frost Bankers, Inc.	12,173	680
HCC Insurance Holdings, Inc.	26,450	653
Erie Indemnity Co. Class A	12,164	650
Bank of Hawaii Corp.	11,462	628
Brown & Brown, Inc.	32,423	623
Ambac Financial Group, Inc.	126,107	584
Nationwide Financial Services, Inc.	11,003	551
City National Corp.	11,327	550
Commerce Group, Inc.	13,233	482
UMB Financial Corp.	8,539	424
BancorpSouth, Inc.	17,544	422
Westamerica Bancorporation	5,923	346
Trustmark Corp.	14,835	323
Hilb, Rogal and Hamilton Co.	9,144	265
R.L.I. Corp.	5,469	263
First Charter Corp.	8,475	257
Glacier Bancorp, Inc.	12,329	254
State Auto Financial Corp.	9,008	248
Harleysville Group, Inc.	6,672	243
First Financial Bankshares, Inc.	4,517	203
CVB Financial Corp.	17,157	197
Sterling Bancshares, Inc.	17,803	185
^ First Busey Corp.	8,073	160
BancFirst Corp.	3,275	143
IBERIABANK Corp.	2,682	129
Renasant Corp.	4,824	112
Bank of the Ozarks, Inc.	4,209	105
^ Capital City Bank Group, Inc.	3,866	101
Tompkins Trustco, Inc.	2,019	98
First Source Corp.	4,912	97
Flushing Financial Corp.	4,959	97
Simmons First National Corp.	2,977	95
First Financial Corp. (IN)	2,839	90
Banner Corp.	4,119	89
Sandy Spring Bancorp, Inc.	3,478	89
S.Y. Bancorp, Inc.	3,561	88
Heartland Financial USA, Inc.	3,689	83
First Community Bancshares, Inc.	2,328	78
Washington Trust Bancorp, Inc.	3,009	73
Anchor Bancorp Wisconsin Inc.	4,641	71
Old Second Bancorp, Inc.	2,676	66
Suffolk Bancorp	2,026	66
Peoples Bancorp, Inc.	2,667	65
Southwest Bancorp, Inc.	3,576	63
Mainsource Financial Group, Inc.	4,166	62
West Coast Bancorp	4,170	54
First State Bancorporation	5,305	49
Horizon Financial Corp.	3,025	37

		101,870

Health Care (12.4%)
Johnson & Johnson	487,891	32,733
Abbott Laboratories	341,239	18,000
Medtronic, Inc.	269,205	13,105
Eli Lilly & Co.	256,151	12,331
Stryker Corp.	100,600	6,522
Becton, Dickinson & Co.	52,689	4,710
Cardinal Health, Inc.	78,655	4,096
C.R. Bard, Inc.	22,982	2,164
DENTSPLY International Inc.	35,498	1,380
Beckman Coulter, Inc.	15,125	1,033
Owens & Minor, Inc. Holding Co.	9,444	428
Hill-Rom Holdings, Inc.	14,803	372
West Pharmaceutical Services, Inc.	7,536	354
Meridian Bioscience Inc.	8,262	223

		97,451

Industrials (16.3%)
General Electric Co.	883,765	28,899
United Technologies Corp.	228,708	16,574
3M Co.	170,593	13,119
Caterpillar, Inc.	148,003	12,118
Emerson Electric Co.	191,032	9,983
General Dynamics Corp.	95,107	8,600
Illinois Tool Works, Inc.	127,242	6,653
Danaher Corp.	82,411	6,430
Parker Hannifin Corp.	43,158	3,446
Dover Corp.	52,738	2,609
C.H. Robinson Worldwide Inc.	40,001	2,507
Expeditors International of Washington, Inc.	45,980	2,142
Pitney Bowes, Inc.	49,998	1,805
W.W. Grainger, Inc.	19,851	1,721
Roper Industries Inc.	22,379	1,390
Harsco Corp.	21,624	1,283
Avery Dennison Corp.	24,413	1,176
Cintas Corp.	35,821	1,061
Pentair, Inc.	24,649	908
Donaldson Co., Inc.	19,741	860
Nordson Corp.	9,073	536
Teleflex Inc.	9,524	525
CLARCOR Inc.	11,184	469
Carlisle Co., Inc.	15,851	458
Brady Corp. Class A	13,017	442
Mine Safety Appliances Co.	9,231	343
^ HNI Corp.	10,888	237
ABM Industries Inc.	11,192	234
Franklin Electric, Inc.	5,260	204
Badger Meter, Inc.	3,813	198
Tennant Co.	5,580	190
A.O. Smith Corp.	5,199	161
Raven Industries, Inc.	5,161	158
McGrath RentCorp	6,047	156
Gorman-Rupp Co.	4,022	141
NACCO Industries, Inc. Class A	1,533	138
Universal Forest Products, Inc.	3,618	126
Courier Corp.	3,352	79
LSI Industries Inc.	6,669	73

		128,152

Information Technology (6.1%)
International Business Machines Corp.	289,534	34,947
Automatic Data Processing, Inc.	131,154	5,797
Paychex, Inc.	84,815	3,085
Linear Technology Corp.	57,453	2,009
Total System Services, Inc.	53,706	1,278
Diebold, Inc.	16,126	632
Jack Henry & Associates Inc.	19,550	514

		48,262

Materials (4.3%)
Praxair, Inc.	76,773	7,010
Nucor Corp.	67,402	5,089
Air Products & Chemicals, Inc.	51,222	5,042
Ecolab, Inc.	58,111	2,671
PPG Industries, Inc.	39,363	2,416
Rohm & Haas Co.	43,889	2,346
Sigma-Aldrich Corp.	31,994	1,824
Vulcan Materials Co.	22,201	1,528
Martin Marietta Materials, Inc.	10,695	1,170
Albemarle Corp.	24,784	927
Sonoco Products Co.	23,797	784
AptarGroup Inc.	16,545	730
Bemis Co., Inc.	22,766	599
Valspar Corp.	25,678	564
RPM International, Inc.	25,133	560
H.B. Fuller Co.	15,003	346
Myers Industries, Inc.	9,998	126
Stepan Co.	2,361	93

		33,825

Telecommunication Services (4.1%)
AT&T Inc.	810,797	31,386
CenturyTel, Inc.	28,609	928
Shenandoah Telecommunications Co.	6,809	92

		32,406

Utilities (2.0%)
FPL Group, Inc.	97,536	6,466
Questar Corp.	41,660	2,584
MDU Resources Group, Inc.	43,169	1,246
Energen Corp.	16,341	1,115
National Fuel Gas Co.	20,363	1,042
UGI Corp. Holding Co.	24,953	649
Aqua America, Inc.	31,507	581
Black Hills Corp.	9,495	370
New Jersey Resources Corp.	9,902	315
Northwest Natural Gas Co.	6,113	274
Otter Tail Corp.	7,114	264
California Water Service Group	4,781	185
American States Water Co.	4,107	144
SJW Corp.	4,576	138
Southwest Water Co.	6,016	67

		15,440

Total Common Stocks
(Cost $773,650)		788,041

Temporary Cash Investment (0.0%)

1 Vanguard Market Liquidity Fund, 2.304%
(Cost $325)	325,400	325

Total Investments (100.0%)
(Cost $773,975)		788,366

Other Assets and Liabilities-Net (0.0%)		(164)

Net Assets (100%)		788,202

^ Part of security position is on loan to broker-dealers.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

At April 30, 2008, the cost of investment securities for tax purposes was $773,975,000. Net unrealized appreciation of investment securities for tax purposes was $14,391,000, consisting of unrealized gains of $51,239,000 on securities that had risen in value since their purchase and $36,848,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

        Level 1 — quoted prices in active markets for identical securities.

         Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

        Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 13, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	June 13, 2008

VANGUARD SPECIALIZED FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	June 13, 2008

* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by reference.